Loans, net - Summary of portfolio classified by maturity dates (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Direct loans	S/ 37,136,853	S/ 32,960,917
Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	38,257,144	34,055,208
Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	212,157	210,554
Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	419,246	339,863
Mortgages [member]
Disclosure of provision matrix [line items]
Direct loans	255,771	252,372
Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	55,994	54,120
Up to 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	215,791	184,587
Up to 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	29,858	25,848
Up to 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	132,774	106,366
Up to 4 months [member] | Mortgages [member]
Disclosure of provision matrix [line items]
Direct loans	39,409	38,912
Up to 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	13,750	13,461
Over 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	390,697	297,146
Over 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	70,527	63,804
Over 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	207,333	144,175
Over 4 months [member] | Mortgages [member]
Disclosure of provision matrix [line items]
Direct loans	92,899	76,452
Over 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	19,938	12,715
Under legal collection [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	336,680	375,176
Under legal collection [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	111,772	120,902
Under legal collection [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	79,139	89,322
Under legal collection [member] | Mortgages [member]
Disclosure of provision matrix [line items]
Direct loans	123,463	137,008
Under legal collection [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	22,306	27,944
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Direct loans	37,313,976	33,198,299
Gross carrying amount [member] | Up to 1 month [member]
Disclosure of provision matrix [line items]
Direct loans	3,918,788	3,084,717
Gross carrying amount [member] | From 1 to 3 months [member]
Disclosure of provision matrix [line items]
Direct loans	4,791,404	4,092,882
Gross carrying amount [member] | From 3 months to 1 year [member]
Disclosure of provision matrix [line items]
Direct loans	8,409,336	7,546,896
Gross carrying amount [member] | From 1 to 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	15,189,733	13,950,227
Gross carrying amount [member] | Over 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	S/ 5,004,715	S/ 4,523,577